Debt	9 Months Ended
Sep. 30, 2024
Debt [Abstract]
DEBT

NOTE 11 — DEBT

Convertible Notes

At various dates during the first quarter of 2024, the Company issued Convertible Notes of $527,500 to meet our working capital requirements. The Notes convert to approximately 3.3 million common shares. The outstanding balance on Convertible Notes was $527,500 as of September 30, 2024.

Short-term Notes Payable

EF Hutton LLC

On February 1, 2024, the Company executed a Promissory Note with EF Hutton, totaling $2,200,000, to cover underwriters’ fees associated with the closure of the Company’s Merger with HBC. In the case of an event of default, this Note shall bear interest at a rate of 24% per annum until such event of default is cured. The principal amount of this Note is payable on designated dates, with $183,333 scheduled on the first business day of each month until the final payment on March 1, 2025. As of September 30, 2024, the outstanding balance of the Note was $1,283,335.

Loeb and Loeb LLP

On February 1, 2024, the Company executed a Promissory Note with Loeb and Loeb, totaling $540,000 for legal services provided to the Company in connection with the Company’s Merger with HBC. The principal and interest amount of this Note is payable in 12 equal monthly installments beginning on March 1, 2024. The Note bears implied interest of 23.5% per annum, resulting in total interest payments of approximately $127,000 over the term of the Note. The monthly installments include both principal and interest payments. As of September 30, 2024, the Note has been paid off.

Benesch Friedlander Coplan & Aronoff LLP

On April 29, 2024, the Company executed a Promissory Note with Benesch Friedlander Coplan & Aronoff in the amount of $670,000. The interest rate is 7% per annum, to be paid as a lump sum at the maturity date of November 1, 2024. As of September 30, 2024, the outstanding balance of the Note was $670,000.

On November 12, 2024, the Company amended the terms of its Promissory Note with Benesch. The amended terms include an updated principal balance of $694,061, which includes unpaid interest expense of $24,061 from earlier periods, an increase in the interest rate to 10% per annum, an upfront payment of $40,000 made at signing, and a requirement for minimum monthly payments of $25,000. Additionally, the maturity date has been extended to May 31, 2025.

The outstanding balance of Short-term Notes Payable amounted to $1,953,335 and $0 as of September 30, 2024, and December 31, 2023, respectively.